Employee Benefit Plans (Schedule of Changes in Benefit Obligations and Fair Value of Plan Assets, Funded Status of the Plan, and Amount Recognized in the Financial Statements) (Details) (USD $)					12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2014 Pension Plan [Member]	Sep. 30, 2013 Pension Plan [Member]	Sep. 30, 2012 Pension Plan [Member]	Sep. 30, 2014 Postretirement Plan [Member]	Sep. 30, 2013 Postretirement Plan [Member]	Sep. 30, 2012 Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation					$ 20,697,734	$ 17,909,824		$ 14,983,169	$ 13,028,628
Change in benefit obligation:
Benefit obligation at beginning of year					21,468,769	23,570,451		13,028,628	13,707,309
Service cost					553,291	634,892	521,701	168,634	213,131	195,777
Interest cost					1,020,302	946,247	953,197	602,684	531,845	592,359
Actuarial (gain) loss					2,199,697	(3,105,394)		1,673,552	(939,539)
Benefit payments, net of retiree contributions					(605,364)	(577,427)		(490,329)	(484,118)
Benefit obligation at end of year					24,636,695	21,468,769	23,570,451	14,983,169	13,028,628	13,707,309
Change in fair value of plan assets:
Fair value of plan assets at beginning of year					18,801,262	16,063,381		10,114,062	8,673,128
Actual return on plan assets, net of taxes					1,750,033	2,215,308		522,516	1,075,052
Employer contributions					568,248	1,100,000		500,000	850,000
Benefit payments, net of retiree contributions					(605,364)	(577,427)		(490,329)	(484,118)
Fair value of plan assets at end of year					20,514,179	18,801,262	16,063,381	10,646,249	10,114,062	8,673,128
Funded status					(4,122,516)	(2,667,507)		(4,336,920)	(2,914,566)
Amounts recognized in the balance sheet, Noncurrent liabilities	(8,459,436)	(5,582,073)			(4,122,516)	(2,667,507)		(4,336,920)	(2,914,566)
Amounts recognized in accumulated other comprehensive loss, Transition obligation, net of tax					0	0		0	0
Amounts recognized in accumulated other comprehensive loss, Net actuarial loss, net of tax					616,352	591,195		522,974	327,493
Total amounts included in other comprehensive loss, net of tax	1,139,326	918,688	2,140,554	1,978,464	616,352	591,195		522,974	327,493
Amounts deferred to a regulatory asset, Transition obligation					0	0		0	0
Amounts deferred to a regulatory asset, Net actuarial loss					4,166,900	2,581,852		3,112,127	1,869,422
Amounts recognized as regulatory assets					$ 4,166,900	$ 2,581,852		$ 3,112,127	$ 1,869,422